Reconciliation of loss after income tax to net cash from/(used in) operating activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of loss after income tax to net cash from/(used in) operating activities [Abstract]
Loss after income tax expense for the year	$ (28,955)	$ (171,871)	$ (419,770)
Adjustment for Bitcoin mining revenue	(184,087)	(75,509)	(59,037)
Adjustments for:
Depreciation	50,650	30,856	7,741
Capital raising costs	0	0	4,212
Impairment of assets	0	105,172	167
Reversal of impairment of assets	(108)	0	0
Other income	0	(3,137)	0
Gain on disposal of subsidiaries	0	(3,258)	0
Gain/(loss) on disposal of property, plant and equipment	(43)	6,628	(12)
Foreign exchange loss/(gain)	(3,040)	2,141	(8,889)
Loss on embedded derivatives held at fair value through profit or loss	0	0	390,743
Accrued interest	0	11,223	26,748
Amortization of capitalized borrowing costs	0	1,038	2,508
Share-based payment expense	23,636	14,356	13,896
Realized gain on financial asset	(4,121)	0	0
Unrealized loss on financial asset	3,448	0	0
Change in operating assets and liabilities:
Decrease/(increase) in other receivables	(5,588)	17,641	(72)
Increase in deferred tax assets	0	(6,271)	(9,645)
Increase/(decrease) in trade and other payables	2,869	(5,800)	6,476
Increase/(decrease) in provision for income tax	1,357	(1,172)	671
Increase in deferred tax liabilities	0	9,674	6,892
Increase/(decrease) in employee benefits	409	(1,175)	2,026
Increase in other provisions	7,203	3,703	2,469
Increase in deferred revenue	2,558	0	0
Increase for prepayments and deposits	2,941	(6,617)	(4,604)
Net cash from/(used in) operating activities (restated)	$ (130,870)	$ (72,378)	$ (37,480)